AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03028310

1-14907

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert AMX

August 11, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
AUG 11 2003
083

PROCESSED
AUG 14 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on August 8, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Immtech International, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.01 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl